Property and Equipment	12 Months Ended
Dec. 31, 2018
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31,
	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Computers and electronic equipment	$1,892	$1,848
Office furniture and equipment	155	155
Vehicles	122	146
Leasehold improvements	22	18
	2,191	2,167
Less - accumulated depreciation and amortization	(2,027)	(1,965)
	$164	$202

b.	Depreciation and amortization expenses totaled $84 thousand, $104 thousand and $161 thousand in the years ended December 31, 2018, 2017 and 2016, respectively.

c.	Property and equipment - by geographical location:

	December 31,
	2 0 1 8	2 0 1 7
	U.S. dollars in thousands

Israel	$76	$85
Romania	88	116
United States	-	1
	$164	$202